Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ 422
Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(15)
Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(71)
Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(20)
Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(40)
Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	276
Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,817
Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	532
Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,652
Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	89,352
Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	7,603
Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	5
Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,809
Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2,283
Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(96,533)
Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(20)
Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5,697)
Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(21)
Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4,507)
Probable Scenario [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Scenario [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Scenario [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Scenario [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Scenario [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(18)
Probable Scenario [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Scenario [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(751)
Probable Scenario [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(64)
Probable Scenario [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(18)
Probable Scenario [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1)
Probable Scenario [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	811
Probable Scenario [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	37
Probable Scenario [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario Of Twenty Five Percentage [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	106
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(4)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(18)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	69
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	704
Probable Stressed Scenario Of Twenty Five Percentage [member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	133
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	413
Probable Stressed Scenario Of Twenty Five Percentage [member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	22,338
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,901
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	702
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	571
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(24,133)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,424)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(5)
Probable Stressed Scenario Of Twenty Five Percentage [member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(1,127)
Probable Stressed Scenario of Fifty Percentage [Member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	211
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(8)
Probable Stressed Scenario of Fifty Percentage [Member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(35)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(21)
Probable Stressed Scenario of Fifty Percentage [Member] | Currency risk [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	137
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,409
Probable Stressed Scenario of Fifty Percentage [Member] | Non Deliverable Forward [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	266
Probable Stressed Scenario of Fifty Percentage [Member] | Cross currency swap [Member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	826
Probable Stressed Scenario of Fifty Percentage [Member] | Cash flow hedges [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	44,676
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	3,802
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	2
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,404
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1
Probable Stressed Scenario of Fifty Percentage [Member] | Derivatives assets [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	1,141
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Dollar/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(48,267)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(10)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Euro/Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(2,848)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	(11)
Probable Stressed Scenario of Fifty Percentage [Member] | Derivative liabilities [member] | Pound Sterling/Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Sensitivity analysis for foreign exchange risk	$ (2,254)